Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative	¥ 155,445	$ 22,537	¥ 431,913	¥ 392,816
Total operating expenses	900,765	130,598	4,467,298	4,722,247
Interest income	1,370	199	3,174	10,419
Interest expense	(468,612)	(67,942)	(35,477)	(38,143)
Foreign exchange related gains, net	(903)	(131)	(1)	(7,183)
Loss before income taxes	(914,399)	(132,577)	(1,233,931)	(1,106,174)
Net loss	(914,800)	(132,630)	(1,240,176)	(1,105,166)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary				14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,039,444)	(150,706)	(1,348,513)	(1,137,874)
Net loss	(914,800)	(132,630)	(1,240,176)	(1,105,166)
Foreign currency translation adjustment, net of nil tax	(231,844)	(33,614)	44,690	102,254
Comprehensive loss attributable to Qutoutiao Inc.	(1,146,611)	(166,244)	(1,194,927)	(1,002,185)
Parent Company
Operating expenses:
General and administrative	(77,185)	(11,191)	(208,594)	(471,730)
Total operating expenses	(77,185)	(11,191)	(208,594)	(471,730)
Loss from operations	(77,185)	(11,191)	(208,594)	(471,730)
Investment loss	0	0	(27,589)	0
Interest income	585	85	0	2,819
Interest expense	(468,358)	(67,906)	(30,683)	(36,774)
Foreign exchange related gains, net	(220)	(34)	0	(7)
Other expenses, net	(42)	(6)	(41)	(42)
Loss from subsidiaries and VIEs	(369,547)	(53,578)	(972,710)	(598,705)
Loss before income taxes	(914,767)	(132,630)	(1,239,617)	(1,104,439)
Net loss	(914,767)	(132,630)	(1,239,617)	(1,104,439)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	0	0	0	14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,039,444)	(150,706)	(1,348,513)	(1,137,874)
Net loss	(914,767)	(132,630)	(1,239,617)	(1,104,439)
Foreign currency translation adjustment, net of nil tax	(231,844)	(33,614)	44,690	102,254
Comprehensive loss attributable to Qutoutiao Inc.	(1,146,611)	(166,244)	(1,194,927)	(1,002,185)
Parent Company | Subsidiary
Operating expenses:
Accretion to convertible redeemable preferred shares redemption value	¥ (124,677)	$ (18,076)	¥ (108,896)	¥ (48,277)